UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9229
                                   811-10171

Name of Fund:  Merrill Lynch Senior Floating Rate Fund II, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Senior Floating Rate Fund II, Inc.
     and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Merrill Lynch Senior Floating Rate Fund II, Inc.

Schedule of Investments as of November 30, 2004

                               Beneficial
                                 Interest    Mutual Funds                                                          Value
                          $   278,873,939    Master Senior Floating Rate Trust                              $   316,030,071

                                             Total Mutual Funds (Cost - $305,210,708) -  100.1%                 316,030,071


Total Investments (Cost - $305,210,708) - 100.1%                                                                316,030,071
Liabilities in Excess of Other Assets - (0.1%)                                                                    (302,652)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $   315,727,419
                                                                                                            ===============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Senior Floating Rate Fund II, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: January 13, 2005